            Kemper Aggressive Growth Fund                           Kemper Asian Growth Fund
                Kemper Blue Chip Fund                              Kemper Classic Growth Fund
                Kemper Contrarian Fund                                 Kemper Growth Fund
             Kemper Global Blue Chip Fund                           Kemper Global Income Fund
             Kemper Global Discovery Fund                           Kemper High Yield Fund II
                Kemper High Yield Fund                            Kemper Horizon 20+ Portfolio
          Kemper High Yield Opportunity Fund                       Kemper Horizon 5 Portfolio
             Kemper Horizon 10+ Portfolio                           Kemper International Fund
     Kemper Income and Capital Preservation Fund                  Kemper New Europe Fund, Inc.
          Kemper International Research Fund                 Kemper Small Capitalization Equity Fund
        Kemper Short-Term U.S. Government Fund                    Kemper Strategic Income Fund
             Kemper Small Cap Value Fund                             Kemper Technology Fund
               Kemper Target 2011 Fund                       Kemper U.S. Government Securities Fund
               Kemper Total Return Fund                                 Kemper Value Fund
              Kemper U.S. Mortgage Fund                        Kemper U.S. Growth and Income Fund
              Kemper Value + Growth Fund                      Kemper-Dreman High Return Equity Fund
        Kemper-Dreman Financial Services Fund                    Scudder Growth and Income Fund
              Scudder Focus Growth Fund                         Scudder High Yield Tax Free Fund
               Scudder Health Care Fund                         Scudder Large Company Growth Fund
              Scudder International Fund                    Scudder Pathway Series: Growth Portfolio
    Scudder Pathway Series: Conservative Portfolio                    Scudder Research Fund
      Scudder Pathway Series: Moderate Portfolio                     Scudder Technology Fund
           Scudder 21st Century Growth Fund
                                             --------------------

The following text supplements the section entitled "Purchase of Shares" in each of the currently effective Statements of Additional Information for each of the above-noted funds:

From January 1, 2001 to April 30, 2001 ("Special Offering Period"), Kemper Distributors, Inc. ("KDI"), the principal underwriter for the Class A Shares, intends to reallow to certain firms the full applicable sales charge with respect to Class A shares purchased for self-directed Individual Retirement Accounts ("IRA accounts") during the Special Offering Period (not including Class A shares acquired at net asset value). IRA accounts include Traditional, Roth and Education IRAs, Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts. Firms entitled to the full reallowance during the Special Offering Period are those firms which allow KDI to participate in a special promotion of self-directed IRA accounts, with other fund complexes, sponsored by the firms during the Special Offering Period.



January 1, 2001